Federated Floating Rate Strategic Income Fund
A Portfolio of Federated Income Securities Trust
Class A Shares (TICKER FRSAX)
Class C Shares (TICKER FRICX)
Institutional Shares (TICKER FFRSX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2016
Effective December 30, 2016, the Fund will offer Class R6 Shares (Ticker FFRLX) by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class R6 Shares.
December 27, 2016
Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453426 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.